ORGANIZATION (Details Narrative) - USD ($)		12 Months Ended
	Nov. 21, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 17, 2023	Nov. 02, 2023	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Conversion of stock, description		The equity was retrospectively adjusted based on an exchange ratio of 0.35, representing 128,814,283 shares exchanged for 45,000,000 shares (excluding escrowed shares), to reflect the equity structure of the legal acquirer, Elong.
Net loss		$ 30,113,504	$ 7,446,001	$ 9,768,372
Net cash used in operating activities		2,823,640	5,693,128	4,602,054
Working capital deficit		9,900,000
Shareholders' deficit		(16,450,725)	978,336	$ (4,920,074)			$ 2,981,111
Accumulated deficit		$ 68,903,695	$ 38,790,191
TMT Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Conversion of stock, description	At the effective time of the Merger (the “Effective Time”), (i) each ordinary share of TMT, par value $0.0001 per share (“TMT Ordinary Share”) issued and outstanding immediately prior to the effective time of the Merger (the “Effective Time”) converted into one Class A ordinary share of Elong, par value $0.00001 per share (“Elong Class A Ordinary Share”)
Common Class A [Member] | TMT Acquisition Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Conversion of stock, description	At the Effective Time, each outstanding TMT Ordinary Share was converted into one Elong Class A Ordinary Share, each TMT Right was automatically converted into 0.2 of a TMT Ordinary Share and then into 0.2 of an Elong Class A Ordinary Share, and each TMT Unit was separated into its component securities and converted accordingly. As a result, an aggregate of 4,356,099 Elong Class A Ordinary Shares were issued to TMT stockholders.
Conversion of stock, shares issued	4,356,099
Common Class B [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued		300,000
Elong Power (Ganzhou) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interests percentage					100.00%	100.00%
Elong Power (Ganzhou) [Member] | Warrant [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued					105,430,851
Elong Power (Ganzhou) [Member] | CEO and Chairwoman [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interests percentage					100.00%
Elong Power (Ganzhou) [Member] | Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued					6,845,290
Shares issued, price per share					$ 0.00001
Elong Power (Ganzhou) [Member] | Common Class B [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued					16,538,142
Shares issued, price per share					$ 0.00001
Huizhou City Yipeng Energy Technology Co., Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Controlling percentage		100.00%